CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,609)	$ (5,212)	$ (15,585)		$ (25,095)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	48	75	241		263
Impairment of royalties buyout		316	576	[1]
Loss from sale of property, plant and equipment			14
Change in liability for employees rights upon retirement	(122)	12	19		77
Financial expenses	33	102	249		350
Share-based compensation expenses	741	1,029	3,107		4,138
Loss (gains) on amounts funded in respect of employee rights upon retirement, net	1	4	3		(18)
Changes in operating asset and liability items:
Decrease in prepaid expenses	13	49	141		39
Increase (Decrease) in trade receivables	(141)	(84)	230		1,220
Decrease (increase) in other receivables	(62)	81	217		28
Decrease (increase) in inventory	242	174	1,171		(331)
Decrease in trade payables	(59)	(244)	(397)		(659)
Increase (decrease) in other payable and advanced payment from customers	50	(924)	(1,582)		626
Net cash used in operating activities	(1,865)	(4,622)	(11,596)		(19,362)
CASH FLOWS FROM INVESTING ACTIVITIES:
Decrease in restricted cash					93
Purchase of property, plant and equipment		(1)	(16)		(133)
Amounts gained (funded) in respect of employee rights upon retirement, net	90	(10)	(7)		(46)
Net cash provided by (used in) investing activities	90	(11)	(23)		(86)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of shares and warrants	1,520	12,529	12,432		9,535
Repayment of long-term loan	(988)	(891)	(3,702)		(1,148)
Taxes withheld in respect of share issuance	(16)	(78)	(113)		(115)
Net cash provided by financing activities	516	11,560	8,617		8,272
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	1	(41)	(41)		(59)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,258)	6,886	(3,043)		(11,235)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,257	6,300	6,300		17,535
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 1,999	$ 13,186	3,257		6,300
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income taxes			13		14
Interest paid			$ 863		1,082
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES:
Anti-dilution rights					$ 110

[1]	During the year ended December 31, 2015 the Company recorded expenses related to the impairment of the royalties buyout asset amounting to $576,000 due to anticipated lower sales of MGuard Prime in the future resulting from industry preferences for drug eluting stents.